Stock-Based Compensation (Summary of Option Activity Under Stock Option Plans) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Shares
Outstanding at beginning of year		603,000	1,296,000
Granted	74,000
Exercised	0	0	0
Forfeited/Expired		(603,000)	(693,000)
Outstanding at end of year	74,000		603,000	1,296,000
Exercisable at end of year	74,000
Weighted-Average Exercise Price
Outstanding at beginning of year		¥ 3,990	¥ 4,263
Granted	¥ 1
Exercised	0	0	0
Forfeited/Expired		¥ 3,990	4,500
Outstanding at end of year	1		¥ 3,990	¥ 4,263
Exercisable at end of year	¥ 1
Weighted-Average Remaining Contractual Term
Outstanding at end of year			2 months 12 days	4 months 24 days
Exercisable at end of year	29 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at end of year	¥ 222
Exercisable at end of year	¥ 222